Long-Term Debt and Other Financial Liabilities, April 2023 Neptune Sale and Leaseback (Details) $ in Thousands	May 19, 2026 USD ($)
April 2023 Neptune Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Deferred finance costs	$ 60